SUPPLEMENT DATED JANUARY 6, 2011
TO

PROSPECTUS DATED MAY 1, 2009
FOR FUTURITY III

PROSPECTUS DATED MAY 1, 2008
FOR FUTURITY II

AND PROSPECTUSES DATED MAY 1, 2006
FOR FUTURITY FOCUS II, FUTURITY SELECT FOUR, FUTURITY ACCOLADE,
FUTURITY SELECT FOUR PLUS, FUTURITY SELECT INCENTIVE,
FUTURITY SELECT FREEDOM, FUTURITY SELECT SEVEN,
COLUMBIA ALL-STAR, COLUMBIA ALL-STAR EXTRA,
COLUMBIA ALL-STAR FREEDOM, AND COLUMBIA ALL-STAR TRADITIONS

ISSUED BY SUN LIFE ASSURANCE COMPANY OF CANADA (U.S.)
SUN LIFE OF CANADA (U.S.) VARIABLE ACCOUNT F

Effective January 3, 2011, Rydex Advisors II, LLC (formerly PADCO Advisors II, LLC), the advisor to the Rydex Funds, was merged into Security Investors, LLC, which will operate under the name Rydex Investments.

Please retain this supplement with your prospectus for future reference.

SLUS All-Stars, Futurities 1/2011